Business Combination - Schedule of Unaudited Pro Forma Information Prepared to Give Effect to Acquisition (Detail) (Village Homes [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	1 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 21,774	$ 405,635	$ 28,521	$ 261,933
Net (loss) income available to common stockholders	$ (5,551)	$ (9,617)	$ 227,912	$ (189,457)
(Loss) income per common share, basic and diluted	$ (0.06)	$ (0.09)	$ 227,912.00	$ (189,457.00)
Weighted average common shares outstanding, basic and diluted	92,368,169	103,037,842	1,000	1,000